Stockholders' Deficit (Details 2)	Dec. 31, 2020 USD ($)
Equity [Abstract]
Year Ended December 31, 2020	$ 398,908
2021	483,185
2022	462,024
2023	367,198
2024	136,741
2025
Total stock-based compensation	$ 1,848,056